EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2023
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS
NOTE 18 - EMPLOYEE BENEFITS
The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China, a central provision fund run by the Singapore government in respect of its employees in Singapore, and an employment provident fund in respect of its employees in Malaysia. The expenses related to these plans were $24,141, $33,550 and $35,869 for the years ended June 30, 2021, 2022 and 2023, respectively. These schemes were accounted for as defined contribution plans.